Accounts Payable and Accrued Liabilities (Details) - Schedule accounts payable and accrued liabilities - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 248,328	$ 386,030
Due to related parties (Note 14)	154,706	302,883
Accrued liabilities	102,628	143,486
Total liabilities	$ 505,662	$ 832,399